Condensed Interim Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenues:
Product sales	$ 64,052	$ 13,019	$ 84,539	$ 154,875	$ 178,287	$ 1,239,689	$ 563,689
Contract services revenue	0	50,000	0	50,000	50,000	32,000	195,000
Revenues	64,052	63,019	84,539	204,875	228,287	1,271,689	758,689
Expenses:
Cost of sales and contract services	65,623	71,443	68,424	150,008	250,042	818,566	580,824
Costs of aquaculture	74,424	63,402	172,474	148,237	284,411	309,262	259,423
Research and development	493,873	329,371	1,124,907	790,236	1,973,400	1,729,445	1,029,489
General and administrative	773,989	746,360	1,452,470	1,678,427	2,944,980	3,322,772	3,227,545
Total Expenses	1,407,909	1,210,576	2,818,275	2,766,908	5,452,833	6,180,045	5,097,281
Loss from Operations	(1,343,857)	(1,147,557)	(2,733,736)	(2,562,033)	(5,224,546)	(4,908,356)	(4,338,592)
Other Income (Loss)
Foreign exchange loss	(16,218)	35,227	(34,147)	(42,163)	162,028	76,800	(653,333)
Gain (loss) in fair value of warrant liability					0	(211,956)	2,131,062
Investment income	7,548	8,653	15,410	15,647	32,670	24,632	54,634
Other Income (Loss), Total	(8,670)	43,880	(18,737)	(26,516)	194,698	(110,524)	1,532,363
Loss Before Income Tax	(1,352,527)	(1,103,677)	(2,752,473)	(2,588,549)	(5,029,848)	(5,018,880)	(2,806,229)
Income tax expense	0	0	800	800	800	7,200	36,800
Net Loss	$ (1,352,527)	$ (1,103,677)	$ (2,753,273)	$ (2,589,349)	$ (5,030,648)	$ (5,026,080)	$ (2,843,029)
Loss per common share:
Basic and diluted	$ (0.90)	$ (0.76)	$ (1.83)	$ (1.79)	$ (3.44)	$ (3.99)	$ (2.50)
Weighted average number of common shares outstanding:
Basic and diluted	1,502,870	1,448,036	1,502,870	1,448,036	1,462,459	1,260,902	1,136,709